                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           AMENDMENT NO. 1 TO FORM 13F

                               FORM 13F COVER PAGE

                Report for the Quarter Ended September 30, 2002.

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [X]  is a restatement.
                                   [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       WS Capital Management, L.P.
Address:    300 Crescent Court, Suite 880, Dallas, Texas 75201

13F File Number:

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Reid S. Walker                   Contact Person: Joseph I. Worsham, II
Title:    Member of WS Capital, L.L.C.,
          general partner of filer
Phone:    214-756-6056

Signature, Place, and Date of Signing:

  /S/ Reid S. Walker         Dallas, Texas              August 5, 2003
  ------------------         ------------------------   -----------------


This Amended and Restated Form 13F is filed to indicate that WS Capital Management, L.P., not WS Capital, L.L.C. (which is the general partner of WS Capital Management, L.P.), is the institutional investment manager which is the appropriate filing entity for and is the entity which has investment discretion over the securities disclosed in this Form 13F. WS Capital, L.L.C. will cease to file Forms 13F and all future Forms 13F which would have previously been filed by WS Capital, L.L.C. will be filed by WS Capital Management, L.P.

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           46

Form 13F Information Table Value Total:           $68,618


      CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS PUBLIC FORM 13F AND HAS BEEN FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                      COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                       TITLE OF                   VALUE   SHRS OR    SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
 ISSUER                        CLASS         CUSIP     [x$1000]  PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE      SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ACCENTURE LTD BERMUDA           CL A        G1150G111     214     15,000    SH         SHARED(2)                       15,000
AGILENT TECHNOLOGY INC          COM         00846U101   1,045     80,000    SH         SOLE(1)                80,000
AMDOCS LTD                      ORD         G02602103     448     70,000    SH         SOLE(1)                70,000
AMERIPATH INC                   COM         03071D109   9,841    660,468    SH         SHARED(2)                      660,468
APPLIED FILMS CORP              COM         38197109    1,750    160,000    SH         SHARED(2)                      160,000
ARCH COAL INC                   COM         039380100   1,324     80,000    SH         SOLE(1)                80,000
BRISTOL MYERS SQUIBB CO         COM         110122108     714     30,000    SH         SOLE(1)                30,000
CARDINAL HEALTH INC             COM         14149Y108   1,866     30,000    SH         SHARED(2)                       30,000
CHECKFREE HLDGS CORP            NOTE        162816AC6     484    569,000    PRN        OTHER(3)                       569,000
                                6.500%
                                12/0
CHICAGO BRIDGE & IRON CO        NY          167250109     972     40,500    SH         SHARED(2)                       40,500
  N V                           REGISTRY
                                SH
COBRA ELECTRS CORP              COM         191042100     975    156,000    SH         SHARED(2)                      156,000
COMSTOCK RES INC                COM         205768203     339     49,200    SH         SOLE(1)                49,200
COMVERSE TECHNOLOGY INC         COM PAR     205862402     699    100,000    SH         SOLE(1)               100,000
                                $0.10
CRYPTOLOGIC INC                 COM         228906103     172     51,000    SH         SHARED(2)                       51,000
DIANON SYS INC                  COM         252826102   1,360     28,740    SH         SHARED(2)                       28,470
ELITE INFORMATION GROUP         COM         28659M106     870    125,000    SH         SHARED(2)                      125,000
  INC
ESCO TECHNOLOGIES INC           COM         296315104   1,082     33,500    SH         SOLE(1)                33,500
FMC TECHNOLOGIES INC            COM         30249U101   4,441    265,000    SH         SHARED(2)                      265,000
FLEETBOSTON FINL CORP           COM         339030108   1,017     50,000    SH         SHARED(2)                       50,000
GEMSTAR-TV GUIDE INTL INC       COM         36866W106     378    150,000    SH         SOLE(1)               150,000
HEALTH MGMT SYS INC             COM         42219M100   2,815    777,500    SH         SHARED(2)                      777,500
INFOUSA INC NEW                 COM         456818301     146     33,678    SH         SOLE(1)                33,678
INTRADO INC                     COM         46117A100      97     10,000    SH         SHARED(2)                       10,000
KADANT INC                      COM         48282T104     944     69,900    SH         SOLE(1)                69,900
KELLWOOD CO                     COM         488044108     846     37,000    SH         SOLE(1)                37,000
KEY ENERGY SVCS INC             COM         492914106     394     50,000    SH         SOLE(1)                50,000
LEXAR MEDIA INC                 COM         52886P104     185     69,800    SH         OTHER(3)                        69,800
MARISA CHRISTINA INC            COM         570268102     563    432,800    SH         SHARED(2)                      432,800
MARTEK BIOSCIENCES CORP         COM         572901106     819     50,000    SH         SHARED(2)                       50,000
MOORE LTD                       COM         615785102   2,548    260,000    SH         SHARED(2)                      260,000
MURPHY OIL CORP                 COM         626717102   2,462     30,000    SH         SOLE(1)                30,000
PRG-SCHULTZ INTERNATIONAL       COM         69351C107   1,176     95,000    SH         SOLE(1)                95,000
  IN
PATTERSON UTI ENERGY INC        COM         703481101   2,551    100,000    SH         SHARED(2)                      100,000
PEAK INTL LTD                   ORD         G69586108   5,583  1,211,000    SH         SHARED(2)                    1,211,000
PERVASIVE SOFTWARE INC          COM         715710109     391    135,900    SH         OTHER(3)                       135,900
PIER 1 IMPORTS INC              COM         720279108   1,144     60,000    SH         SHARED(2)                       60,000
PRUDENTIAL FINL INC             COM         744320102   1,571     55,000    SH         SOLE(1)                55,000

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                      COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5          COLUMN 6    COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                       TITLE OF                   VALUE   SHRS OR    SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
 ISSUER                        CLASS         CUSIP     [x$1000]  PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE      SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
QUICKSILVER RESOURCES INC       COM         74837R104   1,820    101,100    SH         SHARED(2)                      101,100
ROCKFORD CORP                   COM         77316P101   5,376    823,236    SH         SHARED(2)                      823,236
TIDEL TECHNOLOGIES INC          COM         886368109      24     59,200    SH         SOLE(1)                59,200
TRIAD HOSPITALS INC             COM         89579K109   1,256     33,100    SH         SOLE(1)                33,100
TURNSTONE SYSTEMS INC           COM         900423104   1,183    532,800    SH         SHARED(2)                      532,800
VALERO ENERGY CORP NEW          COM         91913Y100   1,853     70,000    SH         SOLE(1)                70,000
WEBEX INC                       COM         94767L109     285     25,500    SH         SHARED(2)                       25,500
XTO ENERGY CORP                 COM         98385X106   2,587    125,500    SH         SHARED(2)                      125,500
XETEL CORP                      COM         983942103       3    171,100    SH         SOLE(1)               171,100

(1) WS Capital Management, L.P. has sole investment discretion and voting authority for shares held by (i) Walker Smith Capital Master Fund, composed of Walker Smith Capital, L.P. and Walker Smith Capital (QP), L.P., and (ii) Walker Smith International Fund, Ltd.

(2) WS Capital Management, L.P. has shared investment discretion and voting authority with WSV Management, L.L.C. WS Capital Management, L.P. has sole investment discretion and voting authority for shares held by (i) Walker Smith Capital Master Fund, composed of Walker Smith Capital, L.P. and Walker Smith Capital (QP), L.P., and (ii) Walker Smith International Fund, Ltd. WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by (i) WS Opportunity Master Fund, composed of WS Opportunity Fund, L.P. and WS Opportunity Fund (QP), L.P., and (ii) WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith, as control persons for both WS Capital, L.L.C. (the general partner of WS Capital Management, L.P.) and WSV Management, L.L.C., each can control the investment and voting of these shares.

(3) WSV Management, L.L.C. has sole investment discretion and voting authority for shares held by (i) WS Opportunity Master Fund, composed of WS Opportunity Fund, L.P. and WS Opportunity Fund (QP), L.P., and (ii) WS Opportunity Fund International, Ltd. Reid S. Walker and G. Stacy Smith are reporting these shares as each may have shared investment discretion and voting authority for those shares controlled by WSV Management, L.L.C., in that Messrs. Walker and Smith together control a majority of the voting rights of WSV Management, L.L.C.